Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 25, 2022	Jun. 14, 2022	Sep. 12, 2023	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As discussed in the Compensation Discussion and Analysis section above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ compensation to the achievement of the Company’s financial and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table shows the CAP to our Principal Executive Officer (“PEO” or “CEO”) for fiscal 2023, 2022, 2021 and 2020 and the average CAP to our non-PEO NEOs for each fiscal year as compared with the performance of the Company as measured by the total shareholder return (“TSR”), net income, and Adjusted EBITDA and the performance of our peer group’s TSR. The dollar values shown for CAP in the table below do not reflect the actual amount of compensation earned or paid during the applicable year.
Year	Summary Compensation Table Total for PEO (Current CEO)(1)	Compensation Actually Paid to PEO (Current CEO)(1)(9)	Summary Compensation Table Total for PEO (2023 Former CEO)(2)	Compensation Actually Paid to PEO (2023 Former CEO)(2)(9)	Summary Compensation Table Total for PEO (2022 Former CEO)(3)	Compensation Actually Paid to PEO (2022 Former CEO)(3)(9)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(4)(9)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(7)	Adjusted EBITDA ($ in thousands)(8)
									Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)(6)
2023	$3,128,681	$1,585,310	$5,819,313	$2,863,033	$—	$—	$1,657,452	$986,971	$65	$122	$(14,173)	$28,984
2022	$—	$—	$5,824,544	$5,513,187	$4,425,156	$(6,387,623)	$2,059,452	$897,701	$81	$115	$62,273	$116,999
2021	$—	$—	$—	$—	$5,811,254	$9,920,085	$2,125,200	$3,203,326	$117	$151	$61,634	$103,820
2020	$—	$—	$—	$—	$3,420,004	$1,999,169	$1,241,280	$815,963	$81	$103	$(141,841)	$38,728
(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.
(2)	These amounts reflect the compensation of Mr. Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.
(3)	These amounts reflect the compensation of Mr. Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.
(4)
For 2023, the Non-PEO NEOs were Messrs. Schweihs, Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen. For 2020, the Non-PEO NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.

(5)
These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on fiscal year end (“FYE”) 2019 which was December 29, 2019. Used with permission. All rights reserved. Copyright 1980-2024. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

(6)
These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.

(7)	These amounts represent net income (loss) reflected in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) in Form 10-K for the applicable year.
(8)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

(9)
CAP was calculated according to applicable SEC rules. For 2023 CAP, the following adjustments were made to 2023 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards(c)	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid(d)
2023	Current CEO	$3,128,681	$1,660,749	$828,498	$317,691	$(114,068)	$(848,911)	$—	$(65,832)	$1,585,310
	2023 Former CEO	$5,819,313	$3,658,908	$—	$730,920	$—	$—	$893,601	$(921,893)	$2,863,033
	Non-PEO NEOs	$1,657,452	$716,874	$268,815	$135,532	$(38,015)	$(336,466)	$46,342	$(29,816)	$986,971
(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.
Estimated/Actual Payout as of:	2020 PSU Award	2021 PSU Award	2022 PSU Award	2023 PSU Award
Vest Date in 2023	76.8%
FYE 2023		—%	—%	50.0%
(b)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares could have vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements. The following table shows the estimated and actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Derrek L. Gafford		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2023	80.0%		80.0%		100.0%
FYE 2023		120.0%		120.0%		100.0%
(c)
These amounts include awards that were granted and vested during the same fiscal year. In 2023, this amount includes $893,601 for the fair value of RSUs, which were granted as part of Mr. Cooper’s annual RSU award and vested upon Mr. Cooper’s retirement from the Company’s CEO position. Additionally in 2023, this amount includes an increase of $46,342 for the average fair value of awards which were granted and vested for Non-PEO NEOs (as a result of shares that vested upon Mr. Gafford’s retirement).

(d)
In 2023, this amount does not include 29,127 RSUs or 18,809 PSUs which were granted to Mr. Cooper during 2023 and forfeited upon Mr. Cooper’s retirement date. Additionally, this amount does not include 7,552 RSUs or 4,877 PSUs which were granted to Mr. Gafford during 2023 and forfeited upon Mr. Gafford’s separation date.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.
(2)	These amounts reflect the compensation of Mr. Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.
(3)	These amounts reflect the compensation of Mr. Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.
(4)
For 2023, the Non-PEO NEOs were Messrs. Schweihs, Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen. For 2020, the Non-PEO NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.

Peer Group Issuers, Footnote
(6)
These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.

Adjustment To PEO Compensation, Footnote
(9)
CAP was calculated according to applicable SEC rules. For 2023 CAP, the following adjustments were made to 2023 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards(c)	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid(d)
2023	Current CEO	$3,128,681	$1,660,749	$828,498	$317,691	$(114,068)	$(848,911)	$—	$(65,832)	$1,585,310
	2023 Former CEO	$5,819,313	$3,658,908	$—	$730,920	$—	$—	$893,601	$(921,893)	$2,863,033
	Non-PEO NEOs	$1,657,452	$716,874	$268,815	$135,532	$(38,015)	$(336,466)	$46,342	$(29,816)	$986,971
(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.
Estimated/Actual Payout as of:	2020 PSU Award	2021 PSU Award	2022 PSU Award	2023 PSU Award
Vest Date in 2023	76.8%
FYE 2023		—%	—%	50.0%
(b)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares could have vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements. The following table shows the estimated and actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Derrek L. Gafford		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2023	80.0%		80.0%		100.0%
FYE 2023		120.0%		120.0%		100.0%
(c)
These amounts include awards that were granted and vested during the same fiscal year. In 2023, this amount includes $893,601 for the fair value of RSUs, which were granted as part of Mr. Cooper’s annual RSU award and vested upon Mr. Cooper’s retirement from the Company’s CEO position. Additionally in 2023, this amount includes an increase of $46,342 for the average fair value of awards which were granted and vested for Non-PEO NEOs (as a result of shares that vested upon Mr. Gafford’s retirement).

(d)
In 2023, this amount does not include 29,127 RSUs or 18,809 PSUs which were granted to Mr. Cooper during 2023 and forfeited upon Mr. Cooper’s retirement date. Additionally, this amount does not include 7,552 RSUs or 4,877 PSUs which were granted to Mr. Gafford during 2023 and forfeited upon Mr. Gafford’s separation date.

Non-PEO NEO Average Total Compensation Amount					$ 1,657,452	$ 2,059,452	$ 2,125,200	$ 1,241,280
Non-PEO NEO Average Compensation Actually Paid Amount					$ 986,971	897,701	3,203,326	815,963
Adjustment to Non-PEO NEO Compensation Footnote
(9)
CAP was calculated according to applicable SEC rules. For 2023 CAP, the following adjustments were made to 2023 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards(c)	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid(d)
2023	Current CEO	$3,128,681	$1,660,749	$828,498	$317,691	$(114,068)	$(848,911)	$—	$(65,832)	$1,585,310
	2023 Former CEO	$5,819,313	$3,658,908	$—	$730,920	$—	$—	$893,601	$(921,893)	$2,863,033
	Non-PEO NEOs	$1,657,452	$716,874	$268,815	$135,532	$(38,015)	$(336,466)	$46,342	$(29,816)	$986,971
(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.
Estimated/Actual Payout as of:	2020 PSU Award	2021 PSU Award	2022 PSU Award	2023 PSU Award
Vest Date in 2023	76.8%
FYE 2023		—%	—%	50.0%
(b)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares could have vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements. The following table shows the estimated and actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Derrek L. Gafford		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2023	80.0%		80.0%		100.0%
FYE 2023		120.0%		120.0%		100.0%
(c)
These amounts include awards that were granted and vested during the same fiscal year. In 2023, this amount includes $893,601 for the fair value of RSUs, which were granted as part of Mr. Cooper’s annual RSU award and vested upon Mr. Cooper’s retirement from the Company’s CEO position. Additionally in 2023, this amount includes an increase of $46,342 for the average fair value of awards which were granted and vested for Non-PEO NEOs (as a result of shares that vested upon Mr. Gafford’s retirement).

(d)
In 2023, this amount does not include 29,127 RSUs or 18,809 PSUs which were granted to Mr. Cooper during 2023 and forfeited upon Mr. Cooper’s retirement date. Additionally, this amount does not include 7,552 RSUs or 4,877 PSUs which were granted to Mr. Gafford during 2023 and forfeited upon Mr. Gafford’s separation date.

Compensation Actually Paid vs. Total Shareholder Return
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on the CAP to the NEOs in a given year. Shareholders may also use the Company’s TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and the CAP to our PEO and the average of Non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and Non-PEO NEOs and the Company’s TSR, can be seen in the charts below.

Compensation Actually Paid vs. Net Income
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on the CAP to the NEOs in a given year. Shareholders may also use the Company’s TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and the CAP to our PEO and the average of Non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and Non-PEO NEOs and the Company’s TSR, can be seen in the charts below.

Compensation Actually Paid vs. Company Selected Measure
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on the CAP to the NEOs in a given year. Shareholders may also use the Company’s TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and the CAP to our PEO and the average of Non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and Non-PEO NEOs and the Company’s TSR, can be seen in the charts below.

Total Shareholder Return Vs Peer Group
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on the CAP to the NEOs in a given year. Shareholders may also use the Company’s TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and the CAP to our PEO and the average of Non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and Non-PEO NEOs and the Company’s TSR, can be seen in the charts below.

Tabular List, Table
The most important financial performance measures used by the Company to link CAP to our NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table below, each of which is described in more detail in the Compensation Discussion and Analysis section above or in prior proxy statements.
Financial Performance Measures
•	Adjusted EBITDA
•	Revenue
•	Return on Equity
•	Adjusted EBITDA Compound Annual Growth Rate

Total Shareholder Return Amount					$ 65	81	117	81
Peer Group Total Shareholder Return Amount					122	115	151	103
Net Income (Loss)					$ (14,173,000)	$ 62,273,000	$ 61,634,000	$ (141,841,000)
Company Selected Measure Amount					28,984,000	116,999,000	103,820,000	38,728,000
PEO Name	Ms. Owen	Mr. Cooper	Mr. Beharelle	Mr. Cooper			Mr. Beharelle	Mr. Beharelle
Performance Share Units Payout Percentage 2020 Annual Award					76.80%
Performance Share Units Payout Percentage 2021 Annual Award
Performance Share Units Payout Percentage 2022 Annual Award
Performance Share Units Payout Percentage 2023 Annual Award					50.00%
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
(8)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted EBITDA Compound Annual Growth Rate
Ms Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,128,681	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount					$ 1,585,310	0	0	0
Retention Performance Share Units 2021 Tranche One Payout Percentage					80.00%
Retention Performance Share Units 2021 Tranche Two Payout Percentage					120.00%
Mr. Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 5,819,313	5,824,544	0	0
PEO Actually Paid Compensation Amount					$ 2,863,033	5,513,187	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, RSUs, Forfeitures					29,127
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs, Forfeitures					18,809
Mr. Beharelle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 0	4,425,156	5,811,254	3,420,004
PEO Actually Paid Compensation Amount					$ 0	$ (6,387,623)	$ 9,920,085	$ 1,999,169
Mr Gafford [Member]
Pay vs Performance Disclosure
Retention Performance Share Units 2021 Tranche One Payout Percentage					80.00%
Retention Performance Share Units 2021 Tranche Two Payout Percentage					120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, RSUs, Forfeitures					7,552
Share-Based Compensation Arrangement by Share-Based Payment Award, PSUs, Forfeitures					4,877
Mr Schweihs [Member]
Pay vs Performance Disclosure
Retention Performance Share Units 2021 Tranche One Payout Percentage					100.00%
Retention Performance Share Units 2021 Tranche Two Payout Percentage					100.00%
PEO | Ms Owen [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,660,749)
PEO | Ms Owen [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					828,498
PEO | Ms Owen [Member] | Year- End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					317,691
PEO | Ms Owen [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(114,068)
PEO | Ms Owen [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(848,911)
PEO | Ms Owen [Member] | Change in Fair Value of Current Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ms Owen [Member] | Change in Fair Value of Prior Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(65,832)
PEO | Mr. Cooper [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,658,908)
PEO | Mr. Cooper [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Cooper [Member] | Year- End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					730,920
PEO | Mr. Cooper [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Cooper [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Cooper [Member] | Change in Fair Value of Current Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					893,601
PEO | Mr. Cooper [Member] | Change in Fair Value of Prior Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(921,893)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(716,874)
Non-PEO NEO | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					268,815
Non-PEO NEO | Year- End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					135,532
Non-PEO NEO | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(38,015)
Non-PEO NEO | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(336,466)
Non-PEO NEO | Change in Fair Value of Current Year Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					46,342
Non-PEO NEO | Change in Fair Value of Prior Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (29,816)